Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Mayville Engineering Company, Inc. 401(k) Plan
Fair Value Measurements
Fair Value Measurements

Note 5. Fair Value Measurements

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy are described as follows:

Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 – Inputs to the valuation methodology include:

●	quoted prices for similar assets or liabilities in active markets;
●	quoted prices for identical or similar assets or liabilities in inactive markets;
●	inputs other than quoted prices that are observable for the asset or liability;
●	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The following is a description of the methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual Funds – Valued at the daily closing price as reported by the funds. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Company Stock – Valued at the daily closing price as recorded by the New York Stock Exchange.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025:

	2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$139,903	$—	$—	$139,903
Company stock	44,339	—	—	44,339
Total investments at fair value				$184,242

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2024:

	2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$122,967	$—	$—	$122,967
Company stock	33,106	—	—	33,106
Total investments at fair value				$156,073